Related Party Transactions - Schedule of Due to Related Parties (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Due to related parties	€ (997,917)	€ (1,792,045)
Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(997,133)	(1,737,816)
Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(784)	(54,229)
Related Party [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(997,917)	(1,792,045)
Credits pending to pay [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(997,050)	(1,900,784)
Credits pending to pay [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Credits pending to pay [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(996,266)	(1,900,000)
Credits pending to pay [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(784)	(784)
Credits pending collection [Member]
Disclosure of transactions between related parties [line items]
Due to related parties		164,380
Credits pending collection [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Credits pending collection [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties		164,380
Credits pending collection [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Trade payable [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(867)	(55,641)
Trade payable [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Trade payable [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(867)	(2,196)
Trade payable [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties		€ (53,445)